Derivatives and Hedging	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivatives and Hedging

12. Derivatives and Hedging:

The Company uses derivative financial instruments to manage its exposures to (1) interest rate fluctuations on its floating rate senior debt; (2) price fluctuations in metal commodities used in its key products; and (3) fluctuations in foreign currency exchange rates. The Company measures those instruments at fair value and recognizes changes in the fair value of derivatives in earnings in the period of change, unless the derivative qualifies as an effective hedge that offsets certain exposures.

Interest Rate Swap Agreements—On June 24, 2010, the Company entered into a forward Interest Rate Swap Agreement (the “2010 Swap”) with a two-year term for a notional amount of $115,000. The forward start date of the 2010 Swap was May 31, 2011 and its termination date is May 31, 2013. The 2010 Swap fixes the interest rate at 2.47% plus the applicable interest rate margin.

The 2010 Swap was initially designated as a cash flow hedge. Effective April 18, 2011, the Company executed the second amendment to the credit agreement which modified the interest rate on the Senior Facilities. The critical terms for the 2010 Swap no longer matched the terms of the amended Senior Facilities and the 2010 Swap was de-designated.

At March 31, 2013, the fair value of the 2010 Swap was $(211) and was reported on the condensed consolidated balance sheet in other current liabilities with a reduction in interest expense recorded in the statement of comprehensive income for the favorable change in fair value since December 31, 2012. The fair value of the 2010 Swap was $(418) as of December 31, 2012 and was reported on the condensed consolidated balance sheet in other current liabilities.

Metal Swap Agreements—On April 20, 2012, the Company entered into a Commodity Metal Swap Agreement (the “2012 Metal Swap No. 1”) with an approximate eight-month term for 35 MT of copper at a notional amount of $294.7. The maturity date was December 31, 2012 and the 2012 Metal Swap No. 1 fixed the copper price at $8.42 per MT.

On May 30, 2012, the Company entered into a Commodity Metal Swap Agreement (the “2012 Metal Swap No. 2”) with an approximate seven-month term for 10 MT of copper at a notional amount of $77.9. The maturity date was December 31, 2012 and the 2012 Metal Swap No. 2 fixed the copper price at $7.79 per MT.

On May 30, 2012, the Company entered into a Commodity Metal Swap Agreement (the “2012 Metal Swap No. 3”) with an approximate ten-month term for 35 MT of copper at a notional amount of $272.5. The maturity date was March 31, 2013 and the 2012 Metal Swap No. 3 fixed the copper price at $7.785 per MT.

The Company uses metal commodity swap agreements to hedge anticipated purchases of key blanks which can fluctuate with changes in copper prices. The Company’s metal swap agreements did not qualify for hedge accounting treatment because they did not meet the provisions specified in ASC 815. Accordingly, the gain or loss on these derivatives was recognized in current earnings.

At March 31, 2013, 2012 Metal Swap No. 1 and 2012 Metal Swap No. 2 have expired and have no value. The fair value of the 2012 Metal Swap No. 3 was ($10) at March 31, 2013 and was reported on the condensed consolidated balance sheet in other current liabilities with an increase in cost of sales recorded in the statement of comprehensive income for the unfavorable change in fair value since December 31, 2012.

Foreign Currency Forward Contract—On December 18, 2012, the Company entered into a Foreign Currency Forward Contract (the “2012 FX Contract”) with an approximate six-month term for a notional amount of C$105,000. The 2012 FX Contract maturity date was May 21, 2013 and fixed the Canadian to US dollar forward exchange rate at 0.9989. The purpose of the 2012 FX Contract was to manage the Company’s exposure to fluctuations in the exchange rate of the Canadian dollar investment used in the Paulin Acquisition.

The 2012 FX Contract was reported on the condensed consolidated balance sheet in other current liabilities prior to its execution in connection with the Paulin Acquisition. An increase in other expense of $1,138 was recorded in the statement of comprehensive income for the unfavorable change in fair value from December 31, 2012 until its execution on February 19, 2013.

The Company does not enter into derivative transactions for speculative purposes and, therefore, holds no derivative instruments for trading purposes.

15.	Derivatives and Hedging:

The Company uses derivative financial instruments to manage its exposures to (1) interest rate fluctuations on its floating rate senior debt; (2) price fluctuations in metal commodities used in its key products; and (3) fluctuations in foreign currency exchange rates. The Company measures those instruments at fair value and recognizes changes in the fair value of derivatives in earnings in the period of change, unless the derivative qualifies as an effective hedge that offsets certain exposures.

Interest Rate Swap Agreements—On August 29, 2008, the Company entered into an Interest Rate Swap Agreement (“2008 Swap”) with a three-year term for a notional amount of $50,000. The 2008 Swap fixed the interest rate at 3.41% plus applicable interest rate margin.

The 2008 Swap was designated as a cash flow hedge, and prior to its termination on May 24, 2010, it was reported on the consolidated balance sheet in other non-current liabilities with a related deferred charge recorded as a component of other comprehensive income in shareholders’ equity. For the Predecessor five month period ended May 28, 2010, interest expense in the accompanying consolidated statement of comprehensive income includes a $1,579 charge incurred to terminate the 2008 Swap.

On June 24, 2010, the Company entered into a forward Interest Rate Swap Agreement (the “2010 Swap”) with a two-year term for a notional amount of $115,000. The forward start date of the 2010 Swap was May 31, 2011 and its termination date is May 31, 2013. The 2010 Swap fixes the interest rate at 2.47% plus the applicable interest rate margin.

The 2010 Swap was initially designated as a cash flow hedge. Effective April 18, 2011, the Company executed the second amendment to the credit agreement which modified the interest rate on the Senior Facilities. The critical terms for the 2010 Swap no longer matched the terms of the amended Senior Facilities and the 2010 Swap was de-designated. As a result, $643 of previously unrecognized losses recorded as a component of other comprehensive income were recognized as interest expense in year ended December 31, 2011.

At December 31, 2012, the fair value of the 2010 Swap was $(418) and was reported on the condensed consolidated balance sheet in other current liabilities with a reduction in interest expense recorded in the statement of comprehensive income for the favorable change in fair value since December 31, 2011. The fair value of the 2010 Swap was $(1,205) as of December 31, 2011 and was reported on the condensed consolidated balance sheet in other non-current liabilities.

Metal Swap Agreements—On April 20, 2012, the Company entered into a Commodity Metal Swap Agreement (the “2012 Metal Swap No. 1”) with an approximate eight-month term for 35 MT of copper at a notional amount of $294.7. The maturity date is December 31, 2012 and the 2012 Metal Swap No. 1 fixes the copper price at $8.42 per MT.

On May 30, 2012, the Company entered into a Commodity Metal Swap Agreement (the “2012 Metal Swap No. 2”) with an approximate seven-month term for 10 MT of copper at a notional amount of $77.9. The maturity date is December 31, 2012 and the 2012 Metal Swap No. 2 fixes the copper price at $7.79 per MT.

On May 30, 2012, the Company entered into a Commodity Metal Swap Agreement (the “2012 Metal Swap No. 3”) with an approximate ten-month term for 35 MT of copper at a notional amount of $272.5. The maturity date is March 31, 2013 and the 2012 Metal Swap No. 3 fixes the copper price at $7.785 per MT.

The Company uses metal commodity swap agreements to hedge anticipated purchases of key blanks which can fluctuate with changes in copper prices. The Company’s current metal swap agreements do not qualify for hedge accounting treatment because they do not meet the provisions specified in ASC 815. Accordingly, the gain or loss on these derivatives is recognized in current earnings.

At December 31, 2012, the fair value of 2012 Metal Swap No. 1 was $17 and was reported on the consolidated balance sheet in other current assets with a decrease in cost of sales recorded in the statement of comprehensive income for the favorable change in fair value since the inception date in the second quarter of 2012. At December 31, 2012, the fair value of 2012 Metal Swap No. 2 and 2012 Metal Swap No. 3 was ($6) and was reported on the consolidated balance sheet in other current liabilities with an increase in cost of sales recorded in the statement of comprehensive income for the unfavorable change in fair value since the inception dates in the second quarter of 2012.

Foreign Currency Forward Contract—On December 18, 2012, the Company entered into a Foreign Currency Forward Contract (the “2012 FX Contract”) with an approximate six-month term for a notional amount of C$105,000. The 2012 FX Contract maturity date is May 21, 2013 and fixes the Canadian to US dollar forward exchange rate at 0.9989. The purpose of the 2012 FX Contract is to manage the Company’s exposure to fluctuations in the exchange rate of the Canadian dollar investment used in the Paulin Acquisition.

At December 31, 2012, the fair value of the 2012 FX Contract was ($1,475) and was reported on the consolidated balance sheet in other current liabilities with an increase in other expense recorded in the statement of comprehensive income for the unfavorable change in fair value since its inception.

The Company does not enter into derivative transactions for speculative purposes and, therefore, holds no derivative instruments for trading purposes.